Quarterly Holdings Report
for
Fidelity® Total Bond ETF
May 31, 2021
T14-QTLY-0721
1.9862235.106

Schedule of Investments May 31, 2021 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations – 38.7%
	Principal Amount	Value
U.S. Treasury Bonds:
1.125% 5/15/40	$ 451,600	$ 376,469
1.625% 11/15/50	180,000	153,788
2.375% 5/15/51	82,252,000	83,845,632
2.875% 5/15/49	29,343,600	33,088,603
3.00% 2/15/47	19,862,700	22,687,703
U.S. Treasury Inflation Indexed Bonds:
0.25% 2/15/50	2,862,584	3,112,373
0.875% 2/15/47	5,082,477	6,326,623
1.00% 2/15/49	4,447,049	5,774,349
U.S. Treasury Inflation Indexed Notes 0.125% 7/15/30	19,672,707	21,739,996
U.S. Treasury Notes:
0.125% 1/31/23	16,200,000	16,200,000
0.25% 5/15/24 to 10/31/25	81,269,500	80,442,447
0.375% 12/31/25	58,904,000	57,999,732
0.625% 11/30/27	6,720,000	6,489,525
0.75% 3/31/26 to 4/30/26	184,606,000	184,286,900
1.125% 2/15/31	8,990,000	8,606,520
1.25% 4/30/28 to 5/31/28	79,429,000	79,369,492
1.50% 9/30/24	47,000	48,720
1.75% 6/30/24 to 12/31/24	50,752,700	53,074,192
2.00% 5/31/24	19,508,600	20,487,078
2.125% 3/31/24 to 5/31/26	19,107,600	20,276,464
2.50% 1/31/24	12,463,600	13,211,416
TOTAL U.S. TREASURY OBLIGATIONS (Cost $718,871,913)		717,598,022
Nonconvertible Bonds – 36.6%

COMMUNICATION SERVICES – 4.3%
Diversified Telecommunication Services – 1.4%
Altice Financing SA:
5.00% 1/15/28 (a)	200,000	198,474
7.50% 5/15/26 (a)	770,000	800,559
Altice France Holding SA 6.00% 2/15/28 (a)	950,000	935,750
Altice France SA:
5.125% 1/15/29 (a)	515,000	509,850
5.50% 1/15/28 (a)	630,000	644,484
7.375% 5/1/26 (a)	494,000	513,720
8.125% 2/1/27 (a)	985,000	1,073,650
AT&T, Inc.:
2.55% 12/1/33 (a)	284,000	274,298
3.80% 12/1/57 (a)	3,772,000	3,714,473
4.30% 2/15/30	315,000	358,595
4.45% 4/1/24	29,000	31,872
4.50% 3/9/48	10,000	11,231
5.15% 11/15/46	500,000	618,101
6.30% 1/15/38	290,000	394,326

	Principal Amount	Value

Frontier Communications Holdings LLC:
5.00% 5/1/28 (a)	$ 210,000	$ 215,250
5.875% 10/15/27 (a)	170,000	180,625
6.75% 5/1/29 (a)	220,000	230,028
Intelsat Jackson Holdings SA 8.00% 2/15/24 (a)(b)	1,359,000	1,405,451
Level 3 Financing, Inc.:
3.625% 1/15/29 (a)	65,000	62,481
4.25% 7/1/28 (a)	390,000	390,839
Lumen Technologies, Inc.:
5.125% 12/15/26 (a)	570,000	590,484
5.625% 4/1/25	205,000	219,916
6.875% 1/15/28	15,000	16,688
Sprint Capital Corp.:
6.875% 11/15/28	4,488,000	5,614,757
8.75% 3/15/32	310,000	459,575
Telecom Italia Capital SA 6.00% 9/30/34	693,000	765,765
Telecom Italia SpA 5.303% 5/30/24 (a)	210,000	228,375
Verizon Communications, Inc.:
2.10% 3/22/28	1,241,000	1,257,297
2.55% 3/21/31	1,148,000	1,154,420
2.987% 10/30/56	1,624,000	1,446,831
3.00% 3/22/27	221,000	238,066
4.862% 8/21/46	875,000	1,085,214
5.012% 4/15/49	38,000	48,084
		25,689,529
Interactive Media & Services – 0.0%
Match Group, Inc. 4.125% 8/1/30 (a)	85,000	84,545
Media – 2.4%
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.50% 8/15/30 (a)	225,000	229,282
4.50% 5/1/32	460,000	464,071
4.75% 3/1/30 (a)	6,954,000	7,212,080
5.00% 2/1/28 (a)	200,000	209,250
5.125% 5/1/27 (a)	370,000	386,650
5.375% 6/1/29 (a)	1,314,000	1,427,332
5.50% 5/1/26 (a)	200,000	206,740
5.75% 2/15/26 (a)	349,000	360,866
5.875% 5/1/27 (a)	322,000	332,143
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	334,000	347,102
5.375% 5/1/47	3,681,000	4,296,332
5.75% 4/1/48	1,236,000	1,510,422
6.484% 10/23/45	197,000	259,230

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
COMMUNICATION SERVICES – continued
Media – continued
Comcast Corp.:
3.90% 3/1/38	$ 71,000	$ 79,556
4.65% 7/15/42	162,000	197,559
CSC Holdings LLC:
4.125% 12/1/30 (a)	325,000	317,623
5.375% 2/1/28 (a)	1,415,000	1,487,519
5.50% 4/15/27 (a)	600,000	630,000
5.75% 1/15/30 (a)	955,000	996,829
Discovery Communications LLC:
3.625% 5/15/30	579,000	618,773
4.65% 5/15/50	1,770,000	1,965,764
DISH DBS Corp. 7.75% 7/1/26	200,000	227,190
DISH Network Corp.:
2.375% 3/15/24	400,000	387,000
3.375% 8/15/26	418,000	431,376
Fox Corp.:
3.666% 1/25/22	57,000	58,257
4.03% 1/25/24	101,000	109,824
4.709% 1/25/29	145,000	168,114
5.476% 1/25/39	143,000	178,218
5.576% 1/25/49	95,000	121,373
Front Range BidCo, Inc. 6.125% 3/1/28 (a)	790,000	804,204
Gray Television, Inc. 4.75% 10/15/30 (a)	195,000	191,552
Sable International Finance Ltd. 5.75% 9/7/27 (a)	415,000	437,285
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	95,000	95,238
4.625% 7/15/24 (a)	720,000	738,000
5.375% 7/15/26 (a)	1,605,000	1,655,365
Telenet Finance Luxembourg Notes SARL 5.50% 3/1/28 (a)	1,000,000	1,053,000
The Walt Disney Co.:
3.80% 3/22/30	1,824,000	2,050,104
4.70% 3/23/50	1,346,000	1,688,631
Time Warner Cable LLC:
5.875% 11/15/40	1,356,000	1,701,648
7.30% 7/1/38	211,000	298,731
Time Warner Cable, Inc.:
4.00% 9/1/21	4,465,000	4,476,677
5.50% 9/1/41	16,000	19,244
6.55% 5/1/37	157,000	208,270
6.75% 6/15/39	674,000	920,724
Univision Communications, Inc. 6.625% 6/1/27 (a)	165,000	178,406
Virgin Media Finance PLC 5.00% 7/15/30 (a)	405,000	403,296

	Principal Amount	Value

Virgin Media Secured Finance PLC 4.50% 8/15/30 (a)	$ 410,000	$ 408,975
Zayo Group Holdings, Inc. 4.00% 3/1/27 (a)	205,000	200,388
Ziggo Bond Co. BV:
5.125% 2/28/30 (a)	270,000	274,050
6.00% 1/15/27 (a)	400,000	418,652
Ziggo BV 5.50% 1/15/27 (a)	713,000	738,846
		44,177,761
Wireless Telecommunication Services – 0.5%
C&W Senior Financing DAC:
6.875% 9/15/27 (a)	1,528,000	1,627,320
7.50% 10/15/26 (a)	687,000	721,350
Cablevision Lightpath LLC:
3.875% 9/15/27 (a)	85,000	82,693
5.625% 9/15/28 (a)	70,000	70,473
Millicom International Cellular SA:
4.50% 4/27/31 (a)	200,000	208,610
6.25% 3/25/29 (a)	630,000	693,787
6.625% 10/15/26 (a)	828,000	879,646
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (a)	480,000	537,600
Sprint Corp.:
7.125% 6/15/24	200,000	230,500
7.875% 9/15/23	519,000	588,084
T-Mobile USA, Inc.:
3.875% 4/15/30	2,539,000	2,782,896
4.375% 4/15/40	207,000	231,594
4.50% 2/1/26 to 4/15/50	602,000	660,408
4.75% 2/1/28	135,000	144,296
Vmed O2 UK Financing I PLC 4.25% 1/31/31 (a)	840,000	813,498
		10,272,755
TOTAL COMMUNICATION SERVICES		80,224,590
CONSUMER DISCRETIONARY – 1.7%
Automobiles – 0.3%
General Motors Financial Co., Inc.:
4.00% 1/15/25	50,000	54,577
4.25% 5/15/23	5,000	5,340
4.35% 4/9/25	3,880,000	4,317,030
Volkswagen Group of America Finance LLC:
2.90% 5/13/22 (a)	930,000	952,273
3.125% 5/12/23 (a)	811,000	853,208
		6,182,428
Diversified Consumer Services – 0.2%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125% 7/31/26 (a)	470,000	492,325
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Diversified Consumer Services – continued
Global Partners LP / GLP Finance Corp.:
6.875% 1/15/29	$ 400,000	$ 432,000
7.00% 8/1/27	422,000	446,265
Laureate Education, Inc. 8.25% 5/1/25 (a)	145,000	150,974
Service Corp. International 5.125% 6/1/29	615,000	665,676
Sotheby's 7.375% 10/15/27 (a)	692,000	740,440
		2,927,680
Hotels, Restaurants & Leisure – 0.6%
1011778 BC ULC / New Red Finance, Inc.:
4.00% 10/15/30 (a)	955,000	925,156
4.25% 5/15/24 (a)	191,000	192,847
5.75% 4/15/25 (a)	130,000	137,313
Boyd Gaming Corp.:
4.75% 12/1/27	380,000	388,508
6.00% 8/15/26	140,000	145,516
6.375% 4/1/26	300,000	309,960
Caesars Entertainment, Inc.:
6.25% 7/1/25 (a)	595,000	627,082
8.125% 7/1/27 (a)	590,000	654,859
Caesars Resort Collection LLC / CRC Finco, Inc. 5.25% 10/15/25 (a)	489,000	493,064
Carnival Corp. 7.625% 3/1/26 (a)	150,000	164,250
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	155,000	175,223
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	580,000	618,425
Golden Nugget, Inc. 6.75% 10/15/24 (a)	650,000	656,032
McDonald's Corp.:
3.50% 7/1/27	269,000	298,853
3.60% 7/1/30	319,000	352,937
4.20% 4/1/50	1,092,000	1,259,779
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (a)	200,000	213,400
5.75% 7/21/28 (a)	220,000	234,410
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (a)	100,000	110,620
11.50% 6/1/25 (a)	250,000	289,375
Scientific Games International, Inc. 5.00% 10/15/25 (a)	135,000	139,050

	Principal Amount	Value

Stars Group Holdings BV / Stars Group U.S. Co-Borrower LLC 7.00% 7/15/26 (a)	$ 549,000	$ 571,103
Station Casinos LLC:
4.50% 2/15/28 (a)	610,000	616,704
5.00% 10/1/25 (a)	134,000	136,680
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	340,000	359,550
5.50% 3/1/25 (a)	300,000	319,875
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	325,000	330,545
5.50% 10/1/27 (a)	100,000	104,500
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (a)	325,000	349,388
Yum! Brands, Inc. 7.75% 4/1/25 (a)	495,000	538,312
		11,713,316
Household Durables – 0.0%
Newell Brands, Inc. 5.875% 4/1/36	55,000	68,279
Internet & Direct Marketing Retail – 0.1%
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	302,000	307,285
Netflix, Inc.:
4.875% 4/15/28	695,000	799,528
5.375% 11/15/29 (a)	275,000	325,176
5.875% 11/15/28	230,000	278,300
6.375% 5/15/29	70,000	87,413
Terrier Media Buyer, Inc. 8.875% 12/15/27 (a)	397,000	424,790
		2,222,492
Leisure Products – 0.1%
Hasbro, Inc.:
2.60% 11/19/22	248,000	255,471
3.00% 11/19/24	564,000	601,861
Mattel, Inc.:
5.45% 11/1/41	35,000	39,594
5.875% 12/15/27 (a)	15,000	16,462
6.75% 12/31/25 (a)	147,000	154,716
		1,068,104
Multiline Retail – 0.2%
Dollar Tree, Inc. 4.00% 5/15/25	2,307,000	2,556,157
Specialty Retail – 0.2%
AutoNation, Inc. 4.75% 6/1/30	127,000	149,425
AutoZone, Inc.:
3.625% 4/15/25	179,000	196,003
4.00% 4/15/30	831,000	931,117

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
eG Global Finance PLC:
6.75% 2/7/25 (a)	$ 275,000	$ 280,967
8.50% 10/30/25 (a)	775,000	817,625
Lowe's Cos., Inc. 4.50% 4/15/30	606,000	707,934
O'Reilly Automotive, Inc. 4.20% 4/1/30	188,000	214,291
Sally Holdings LLC / Sally Capital, Inc. 5.625% 12/1/25	15,000	15,466
The TJX Cos., Inc.:
3.75% 4/15/27	682,000	764,866
3.875% 4/15/30	4,000	4,497
		4,082,191
Textiles, Apparel & Luxury Goods – 0.0%
The William Carter Co. 5.625% 3/15/27 (a)	105,000	109,988
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	395,000	420,181
		530,169
TOTAL CONSUMER DISCRETIONARY		31,350,816
CONSUMER STAPLES – 2.4%
Beverages – 1.2%
Anheuser-Busch InBev Finance, Inc. 4.90% 2/1/46	311,000	371,311
Anheuser-Busch InBev Worldwide, Inc.:
3.50% 6/1/30	2,154,000	2,358,035
4.35% 6/1/40	624,000	712,250
4.50% 6/1/50	4,864,000	5,580,425
4.60% 6/1/60	670,000	770,287
4.75% 4/15/58	350,000	408,746
5.45% 1/23/39	377,000	477,422
5.55% 1/23/49	2,806,000	3,667,952
5.80% 1/23/59	1,068,000	1,450,592
Molson Coors Brewing Co. 3.00% 7/15/26	4,389,000	4,703,436
The Coca-Cola Co.:
3.375% 3/25/27	1,134,000	1,267,725
3.45% 3/25/30	562,000	625,790
		22,393,971
Food & Staples Retailing – 0.4%
CVS Health Corp.:
3.00% 8/15/26	69,000	74,889
3.625% 4/1/27	281,000	311,637
4.30% 3/25/28	37,000	42,397
4.78% 3/25/38	1,295,000	1,541,985
Sysco Corp.:
5.65% 4/1/25	1,372,000	1,601,311

	Principal Amount	Value

5.95% 4/1/30	$ 1,430,000	$ 1,821,531
6.60% 4/1/40 to 4/1/50	1,060,000	1,559,922
TreeHouse Foods, Inc. 4.00% 9/1/28	270,000	268,491
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	34,291
		7,256,454
Food Products – 0.4%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	381,000	398,145
JBS U.S.A. LUX SA / JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	60,000	65,625
JBS U.S.A. LUX SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc.:
5.50% 1/15/30 (a)	1,593,000	1,752,316
6.50% 4/15/29 (a)	1,733,000	1,943,126
Performance Food Group, Inc.:
5.50% 10/15/27 (a)	340,000	354,681
6.875% 5/1/25 (a)	415,000	442,494
Post Holdings, Inc.:
4.625% 4/15/30 (a)	180,000	181,028
5.50% 12/15/29 (a)	635,000	678,228
5.625% 1/15/28 (a)	130,000	137,338
5.75% 3/1/27 (a)	555,000	580,058
US Foods, Inc. 6.25% 4/15/25 (a)	270,000	286,076
		6,819,115
Tobacco – 0.4%
Altria Group, Inc.:
3.875% 9/16/46	703,000	669,443
4.25% 8/9/42	448,000	457,553
4.50% 5/2/43	289,000	302,409
4.80% 2/14/29	86,000	98,472
5.375% 1/31/44	532,000	615,395
5.95% 2/14/49	300,000	368,232
BAT Capital Corp.:
4.70% 4/2/27	1,039,000	1,170,074
4.906% 4/2/30	1,236,000	1,399,631
5.282% 4/2/50	1,336,000	1,462,898
Imperial Brands Finance PLC:
3.75% 7/21/22 (a)	400,000	411,544
4.25% 7/21/25 (a)	450,000	496,226
Reynolds American, Inc.:
4.45% 6/12/25	53,000	58,928
4.85% 9/15/23	220,000	240,847
5.70% 8/15/35	28,000	33,072
5.85% 8/15/45	180,000	209,482
		7,994,206
TOTAL CONSUMER STAPLES		44,463,746
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – 5.3%
Energy Equipment & Services – 0.2%
DCP Midstream Operating LP:
5.375% 7/15/25	$ 1,139,000	$ 1,247,661
5.625% 7/15/27	390,000	429,000
5.85% 5/21/43 (a)(c)	1,932,000	1,767,780
Halliburton Co.:
3.80% 11/15/25	4,000	4,432
4.85% 11/15/35	55,000	63,295
		3,512,168
Oil, Gas & Consumable Fuels – 5.1%
Apache Corp.:
5.10% 9/1/40	160,000	165,115
7.375% 8/15/47	60,000	70,200
Canadian Natural Resources Ltd.:
2.05% 7/15/25	5,600,000	5,744,984
3.85% 6/1/27	2,800,000	3,094,422
5.85% 2/1/35	1,246,000	1,561,439
Cenovus Energy, Inc. 4.25% 4/15/27	367,000	406,906
Cheniere Energy Partners LP 5.625% 10/1/26	1,191,000	1,240,129
Cheniere Energy, Inc. 4.625% 10/15/28 (a)	390,000	409,500
CNX Resources Corp. 6.00% 1/15/29 (a)	95,000	101,412
Columbia Pipeline Group, Inc. 4.50% 6/1/25	30,000	33,840
Comstock Resources, Inc. 9.75% 8/15/26	544,000	590,621
Continental Resources, Inc. 5.75% 1/15/31 (a)	305,000	357,927
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	2,332,000	2,401,960
5.75% 4/1/25	667,000	683,475
CVR Energy, Inc.:
5.25% 2/15/25 (a)	400,000	400,000
5.75% 2/15/28 (a)	60,000	60,150
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	215,690
Enbridge, Inc.:
4.00% 10/1/23	283,000	302,737
4.25% 12/1/26	66,000	74,331
Endeavor Energy Resources LP / EER Finance, Inc.:
5.50% 1/30/26 (a)	30,000	30,975
5.75% 1/30/28 (a)	285,000	301,410
6.625% 7/15/25 (a)	55,000	58,308
Energy Transfer LP:
3.75% 5/15/30	2,169,000	2,308,672

	Principal Amount	Value

4.20% 9/15/23	$ 72,000	$ 77,157
4.25% 3/15/23	102,000	107,391
4.50% 4/15/24	98,000	107,386
4.95% 6/15/28	246,000	281,588
5.00% 5/15/50	690,000	762,085
5.25% 4/15/29	1,892,000	2,204,001
5.40% 10/1/47	577,000	654,764
5.80% 6/15/38	137,000	163,195
6.00% 6/15/48	1,169,000	1,414,621
6.25% 4/15/49	109,000	136,041
Energy Transfer LP / Regency Energy Finance Corp. 5.875% 3/1/22	200,000	205,310
Enterprise Products Operating LLC 3.70% 2/15/26	2,880,000	3,201,380
EQM Midstream Partners LP 6.50% 7/1/27 (a)	195,000	214,334
Exxon Mobil Corp. 3.482% 3/19/30	2,903,000	3,210,625
Hess Corp.:
4.30% 4/1/27	112,000	124,673
5.60% 2/15/41	171,000	206,055
5.80% 4/1/47	360,000	450,461
7.125% 3/15/33	110,000	146,933
7.30% 8/15/31	108,000	143,646
7.875% 10/1/29	303,000	408,239
Hess Midstream Operations LP:
5.125% 6/15/28 (a)	420,000	440,664
5.625% 2/15/26 (a)	505,000	523,513
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	190,000	198,141
5.00% 10/1/21	69,000	69,264
5.50% 3/1/44	287,000	349,907
6.55% 9/15/40	13,000	17,705
Kinder Morgan, Inc.:
5.05% 2/15/46	34,000	39,781
5.55% 6/1/45	193,000	238,204
MEG Energy Corp. 7.125% 2/1/27 (a)	310,000	332,475
Mesquite Energy, Inc.:
13.00% 7/15/23 (a)(d)	46,916	148,255
15.00% 7/15/23 (a)(d)	27,116	75,925
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.285% 9/9/22 (c)(e)	271,000	271,165
4.50% 7/15/23	133,000	142,535
4.80% 2/15/29	83,000	96,215
4.875% 12/1/24	160,000	180,500
5.50% 2/15/49	249,000	307,546
Occidental Petroleum Corp.:
2.70% 8/15/22	30,000	30,174
2.90% 8/15/24	643,000	641,392

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
3.20% 8/15/26	$ 67,000	$ 64,571
3.40% 4/15/26	190,000	185,250
3.50% 8/15/29	3,495,000	3,276,562
4.10% 2/15/47	1,146,000	919,665
4.20% 3/15/48	210,000	172,466
4.30% 8/15/39	136,000	116,280
4.40% 4/15/46 to 8/15/49	696,000	592,356
4.50% 7/15/44	514,000	444,610
5.55% 3/15/26	1,653,000	1,764,577
6.20% 3/15/40	250,000	263,750
6.45% 9/15/36	858,000	966,468
6.60% 3/15/46	216,000	236,259
7.50% 5/1/31	4,086,000	4,859,929
7.875% 9/15/31	65,000	79,010
8.875% 7/15/30	230,000	294,837
Ovintiv, Inc.:
5.15% 11/15/41	1,386,000	1,477,620
6.625% 8/15/37	1,341,000	1,759,390
7.375% 11/1/31	290,000	386,655
8.125% 9/15/30	652,000	887,477
PBF Holding Co. LLC / PBF Finance Corp.:
6.00% 2/15/28	300,000	221,250
9.25% 5/15/25 (a)	720,000	738,000
Petroleos Mexicanos:
4.50% 1/23/26	157,000	160,878
5.95% 1/28/31	2,643,000	2,570,317
6.35% 2/12/48	11,201,000	9,435,442
6.49% 1/23/27	435,000	464,428
6.50% 3/13/27	594,000	634,220
6.75% 9/21/47	1,870,000	1,652,519
6.84% 1/23/30	2,278,000	2,355,201
6.95% 1/28/60	2,120,000	1,862,420
7.69% 1/23/50	2,079,000	2,002,077
Phillips 66:
3.70% 4/6/23	76,000	80,396
3.85% 4/9/25	98,000	108,103
Plains All American Pipeline LP / PAA Finance Corp.:
3.55% 12/15/29	3,078,000	3,194,503
3.60% 11/1/24	139,000	149,522
Rattler Midstream LP 5.625% 7/15/25 (a)	570,000	592,800
Sabine Pass Liquefaction LLC 4.50% 5/15/30	1,431,000	1,622,103
Sanchez Energy Corp. 7.25% 7/15/23 (d)	269,000	0
Sunoco LP / Sunoco Finance Corp.:
4.50% 5/15/29 (a)	490,000	486,835
5.50% 2/15/26	490,000	504,896

	Principal Amount	Value

5.875% 3/15/28	$ 210,000	$ 220,500
6.00% 4/15/27	10,000	10,450
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
4.875% 2/1/31 (a)	525,000	548,625
5.375% 2/1/27	105,000	109,200
5.50% 3/1/30	100,000	108,040
5.875% 4/15/26	105,000	109,987
6.50% 7/15/27	200,000	216,750
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	375,000	385,987
5.00% 1/31/28 (a)	35,000	36,775
The Williams Cos., Inc.:
3.50% 11/15/30	1,609,000	1,724,349
3.70% 1/15/23	1,174,000	1,223,324
3.90% 1/15/25	521,000	571,578
4.00% 11/15/21 to 9/15/25	288,000	308,986
4.50% 11/15/23	51,000	55,443
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	167,000	177,344
3.95% 5/15/50	542,000	567,795
Valero Energy Corp.:
2.70% 4/15/23	268,000	278,743
2.85% 4/15/25	154,000	163,413
Viper Energy Partners LP 5.375% 11/1/27 (a)	600,000	624,000
Western Midstream Operating LP:
3.95% 6/1/25	178,000	184,675
4.35% 2/1/25	255,000	265,837
4.50% 3/1/28	300,000	317,250
4.65% 7/1/26	156,000	166,340
4.75% 8/15/28	80,000	85,705
5.30% 2/1/30 to 3/1/48	570,000	616,270
6.50% 2/1/50	50,000	55,625
		95,654,082
TOTAL ENERGY		99,166,250
FINANCIALS – 12.9%
Banks – 4.5%
Bank of America Corp.:
3.419% 12/20/28 (c)	6,562,000	7,169,121
3.50% 4/19/26	227,000	251,766
3.864% 7/23/24 (c)	250,000	267,647
3.95% 4/21/25	229,000	252,796
4.20% 8/26/24	160,000	176,895
4.25% 10/22/26	2,667,000	3,037,927
4.45% 3/3/26	2,428,000	2,768,701
Barclays Bank PLC 1.70% 5/12/22	463,000	469,046
Barclays PLC:
2.645% 6/24/31 (c)	5,000,000	4,976,721
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
2.852% 5/7/26 (c)	$ 1,317,000	$ 1,395,616
4.375% 1/12/26	200,000	225,156
CIT Group, Inc.:
3.929% 6/19/24 (c)	275,000	291,294
6.125% 3/9/28	174,000	210,540
Citigroup, Inc.:
3.142% 1/24/23 (c)	274,000	278,948
3.352% 4/24/25 (c)	572,000	614,432
3.875% 3/26/25	2,657,000	2,928,021
4.00% 8/5/24	115,000	125,997
4.30% 11/20/26	5,255,000	5,956,813
4.40% 6/10/25	1,348,000	1,511,857
4.412% 3/31/31 (c)	1,885,000	2,167,522
4.45% 9/29/27	728,000	833,244
5.50% 9/13/25	878,000	1,032,533
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(c)	297,000	310,287
Corp. Andina de Fomento 2.375% 5/12/23	1,240,000	1,279,535
HSBC Holdings PLC 4.95% 3/31/30	227,000	268,997
Intesa Sanpaolo SpA:
4.198% 6/1/32 (a)(f)	263,000	266,324
5.017% 6/26/24 (a)	200,000	218,090
5.71% 1/15/26 (a)	3,005,000	3,400,151
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	2,883,000	2,985,134
2.956% 5/13/31 (c)	701,000	727,405
3.797% 7/23/24 (c)	75,000	80,203
3.875% 9/10/24	190,000	208,224
4.125% 12/15/26	415,000	470,910
4.452% 12/5/29 (c)	5,535,000	6,400,959
4.493% 3/24/31 (c)	5,512,000	6,423,685
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (c)	775,000	816,717
5.125% 5/28/24	2,000,000	2,238,741
6.00% 12/19/23	500,000	563,335
6.10% 6/10/23	6,302,000	6,953,739
6.125% 12/15/22	3,577,000	3,867,413
UniCredit SpA 6.572% 1/14/22 (a)	434,000	449,543
Wells Fargo & Co.:
2.406% 10/30/25 (c)	838,000	881,323
4.478% 4/4/31 (c)	2,665,000	3,103,305
5.013% 4/4/51 (c)	3,790,000	5,000,921
Westpac Banking Corp. 4.11% 7/24/34 (c)	405,000	440,016
		84,297,550

	Principal Amount	Value

Capital Markets – 2.8%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	$ 81,000	$ 88,237
4.25% 2/15/24	138,000	150,857
Ares Capital Corp.:
3.875% 1/15/26	2,302,000	2,465,095
4.20% 6/10/24	998,000	1,075,119
Credit Suisse Group AG:
2.193% 6/5/26 (a)(c)	3,100,000	3,180,390
2.593% 9/11/25 (a)(c)	1,207,000	1,261,683
3.75% 3/26/25	250,000	271,616
3.80% 6/9/23	906,000	962,264
3.869% 1/12/29 (a)(c)	250,000	272,613
4.194% 4/1/31 (a)(c)	1,509,000	1,678,275
4.207% 6/12/24 (a)(c)	850,000	908,426
4.55% 4/17/26	250,000	283,419
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	100,000	101,043
3.20% 2/23/23	3,683,000	3,855,585
3.691% 6/5/28 (c)	1,275,000	1,409,900
3.75% 5/22/25	200,000	220,139
3.80% 3/15/30	3,352,000	3,734,609
3.814% 4/23/29 (c)	1,341,000	1,486,087
4.25% 10/21/25	554,000	622,942
6.75% 10/1/37	5,796,000	8,266,415
Morgan Stanley:
3.125% 7/27/26	3,071,000	3,343,375
3.622% 4/1/31 (c)	1,770,000	1,949,103
3.737% 4/24/24 (c)	407,000	432,193
4.35% 9/8/26	2,767,000	3,153,148
4.431% 1/23/30 (c)	2,729,000	3,168,891
4.875% 11/1/22	555,000	589,361
5.00% 11/24/25	5,219,000	6,053,875
MSCI, Inc. 4.00% 11/15/29 (a)	600,000	622,302
State Street Corp. 2.825% 3/30/23 (c)	106,000	108,273
		51,715,235
Consumer Finance – 2.0%
Ally Financial, Inc.:
1.45% 10/2/23	402,000	408,363
3.05% 6/5/23	1,813,000	1,895,727
5.75% 11/20/25	2,422,000	2,785,660
5.80% 5/1/25	832,000	972,190
8.00% 11/1/31 to 11/1/31	934,000	1,309,673
Capital One Financial Corp.:
2.60% 5/11/23	1,354,000	1,409,474
3.65% 5/11/27	2,470,000	2,746,367
3.80% 1/31/28	519,000	581,649
Discover Bank 4.682% 8/9/28 (c)	1,750,000	1,861,825

Quarterly Report	8

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
Discover Financial Services:
3.75% 3/4/25	$ 586,000	$ 640,127
3.85% 11/21/22	1,275,000	1,337,621
4.10% 2/9/27	197,000	221,142
4.50% 1/30/26	3,167,000	3,592,022
Ford Motor Credit Co. LLC:
4.063% 11/1/24	2,533,000	2,677,938
4.687% 6/9/25	275,000	295,641
5.113% 5/3/29	325,000	356,353
5.125% 6/16/25	205,000	224,347
5.584% 3/18/24	1,528,000	1,668,438
5.596% 1/7/22	1,722,000	1,764,439
Navient Corp. 7.25% 1/25/22 to 9/25/23	410,000	448,262
Quicken Loans, Inc. 5.25% 1/15/28 (a)	290,000	303,230
Springleaf Finance Corp. 6.875% 3/15/25	515,000	581,950
Synchrony Financial:
2.85% 7/25/22	167,000	171,021
3.95% 12/1/27	1,916,000	2,116,837
4.375% 3/19/24	2,272,000	2,490,160
5.15% 3/19/29	2,953,000	3,428,442
Toyota Motor Credit Corp. 2.90% 3/30/23	1,352,000	1,417,191
		37,706,089
Diversified Financial Services – 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
2.875% 8/14/24	666,000	696,672
4.125% 7/3/23	255,000	270,354
4.45% 4/3/26	276,000	303,050
4.875% 1/16/24	438,000	477,890
6.50% 7/15/25	603,000	706,410
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	5,600,000	5,765,726
3.95% 7/1/24 (a)	196,000	208,701
4.25% 4/15/26 (a)	1,497,000	1,610,069
4.375% 5/1/26 (a)	686,000	739,500
BNP Paribas SA 2.219% 6/9/26 (a)(c)	1,250,000	1,292,981
Deutsche Bank AG:
3.30% 11/16/22	247,000	256,524
3.729% 1/14/32 (c)	3,000,000	3,005,087
4.50% 4/1/25	1,360,000	1,475,903
5.00% 2/14/22	732,000	755,108
5.882% 7/8/31 (c)	5,000,000	5,778,535
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.75% 9/15/24	355,000	369,963

	Principal Amount	Value

5.25% 5/15/27	$ 615,000	$ 630,375
6.25% 5/15/26	9,029,000	9,544,737
6.375% 12/15/25	1,364,000	1,406,625
Moody's Corp.:
3.25% 1/15/28	108,000	116,678
3.75% 3/24/25	822,000	902,898
4.875% 2/15/24	101,000	111,509
NatWest Markets PLC 2.375% 5/21/23 (a)	1,448,000	1,503,360
Pine Street Trust I 4.572% 2/15/29 (a)	514,000	582,105
Pine Street Trust II 5.568% 2/15/49 (a)	800,000	1,006,665
Societe Generale SA 1.488% 12/14/26 (a)(c)	1,855,000	1,844,994
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75% 6/1/25 (a)	648,000	659,729
UBS Group AG 4.125% 9/24/25 (a)	200,000	224,328
		42,246,476
Insurance – 1.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/27 (a)	995,000	1,027,338
American International Group, Inc.:
2.50% 6/30/25	2,480,000	2,622,160
3.40% 6/30/30	5,270,000	5,691,385
AmWINS Group, Inc. 7.75% 7/1/26 (a)	940,000	997,702
Equitable Holdings, Inc.:
3.90% 4/20/23	41,000	43,473
4.35% 4/20/28	1,256,000	1,425,518
Five Corners Funding Trust II 2.85% 5/15/30 (a)	1,591,000	1,651,670
Hartford Financial Services Group, Inc. 4.30% 4/15/43	604,000	692,197
HUB International Ltd. 7.00% 5/1/26 (a)	675,000	700,650
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	130,000	150,440
Marsh & McLennan Cos., Inc.:
4.375% 3/15/29	310,000	361,221
4.75% 3/15/39	142,000	177,173
Nuveen Finance LLC 4.125% 11/1/24 (a)	1,881,000	2,083,826
Pacific LifeCorp. 5.125% 1/30/43 (a)	554,000	675,361
Swiss Re Finance Luxembourg SA 5.00% 4/2/49 (a)(c)	200,000	225,690
9	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	$ 1,152,000	$ 1,428,767
Unum Group:
3.875% 11/5/25	349,000	383,972
4.00% 3/15/24 to 6/15/29	931,000	1,017,388
4.50% 3/15/25	1,297,000	1,455,008
USI, Inc. 6.875% 5/1/25 (a)	1,072,000	1,088,080
Voya Financial, Inc. 3.125% 7/15/24	130,000	139,066
		24,038,085
TOTAL FINANCIALS		240,003,435
HEALTH CARE – 1.9%
Health Care Equipment & Supplies – 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (a)	510,000	530,813
Hologic, Inc.:
3.25% 2/15/29 (a)	525,000	511,875
4.625% 2/1/28 (a)	500,000	519,765
Teleflex, Inc.:
4.25% 6/1/28 (a)	95,000	97,969
4.875% 6/1/26	385,000	394,386
		2,054,808
Health Care Providers & Services – 1.2%
Centene Corp.:
3.375% 2/15/30	1,016,000	1,026,160
4.25% 12/15/27	3,663,000	3,846,150
4.625% 12/15/29	1,301,000	1,404,338
5.375% 6/1/26 to 8/15/26 (a)	1,421,000	1,485,174
CHS / Community Health Systems, Inc. 8.00% 3/15/26 (a)	792,000	847,733
Cigna Corp.:
3.05% 10/15/27	300,000	324,260
4.375% 10/15/28	1,399,000	1,614,177
4.80% 8/15/38	268,000	324,631
4.90% 12/15/48	268,000	333,873
DaVita, Inc. 4.625% 6/1/30 (a)	520,000	530,343
HCA, Inc.:
5.375% 2/1/25	926,000	1,035,962
5.875% 2/15/26	300,000	342,750
Molina Healthcare, Inc. 3.875% 11/15/30 (a)	185,000	188,469
Radiology Partners, Inc. 9.25% 2/1/28 (a)	445,000	487,831
Sabra Health Care LP 5.125% 8/15/26	195,000	219,182

	Principal Amount	Value

Tenet Healthcare Corp.:
4.625% 7/15/24	$ 5,996,000	$ 6,082,342
4.625% 6/15/28 (a)	115,000	117,300
4.875% 1/1/26 (a)	195,000	201,338
6.125% 10/1/28 (a)	543,000	568,277
6.25% 2/1/27 (a)	240,000	250,200
6.75% 6/15/23	465,000	505,223
The Toledo Hospital 5.325% 11/15/28	154,000	178,208
US Renal Care, Inc. 10.625% 7/15/27 (a)	215,000	223,789
Vizient, Inc. 6.25% 5/15/27 (a)	20,000	21,150
WellCare Health Plans, Inc. 5.375% 8/15/26 (a)	30,000	31,088
		22,189,948
Life Sciences Tools & Services – 0.1%
IQVIA, Inc. 5.00% 10/15/26 to 5/15/27 (a)	930,000	969,963
Pharmaceuticals – 0.5%
AbbVie, Inc. 3.45% 3/15/22	1,107,000	1,128,948
Bausch Health Americas, Inc. 9.25% 4/1/26 (a)	90,000	97,200
Bausch Health Cos., Inc.:
5.50% 11/1/25 (a)	475,000	487,611
5.75% 8/15/27 (a)	635,000	661,987
6.125% 4/15/25 (Reg. S)	279,000	285,344
7.00% 3/15/24 (a)	693,000	707,484
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	1,700,000	1,904,870
Charles River Laboratories International, Inc. 4.25% 5/1/28 (a)	30,000	30,787
Elanco Animal Health, Inc.:
4.912% 8/27/21	69,000	69,477
5.272% 8/28/23	219,000	236,599
5.90% 8/28/28	92,000	105,800
Mylan, Inc. 4.55% 4/15/28	150,000	171,362
Teva Pharmaceutical Finance Netherlands III BV 2.20% 7/21/21	36,000	35,910
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	627,000	627,636
3.95% 6/15/26	90,000	99,559
Viatris, Inc.:
1.125% 6/22/22 (a)	504,000	507,398
1.65% 6/22/25 (a)	162,000	164,487
2.70% 6/22/30 (a)	823,000	820,727
3.85% 6/22/40 (a)	359,000	370,736
4.00% 6/22/50 (a)	620,000	628,208

Quarterly Report	10

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Zoetis, Inc. 3.25% 2/1/23	$ 100,000	$ 104,062
		9,246,192
TOTAL HEALTH CARE		34,460,911
INDUSTRIALS – 1.3%
Aerospace & Defense – 0.7%
Bombardier, Inc.:
6.00% 10/15/22 (a)	295,000	295,369
6.125% 1/15/23 (a)	890,000	934,500
7.50% 12/1/24 to 3/15/25 (a)	220,000	222,269
7.875% 4/15/27 (a)	155,000	157,325
Howmet Aerospace, Inc. 5.95% 2/1/37	20,000	23,200
Moog, Inc. 4.25% 12/15/27 (a)	205,000	210,125
Signature Aviation U.S. Holdings, Inc. 5.375% 5/1/26 (a)	305,000	313,197
The Boeing Co.:
5.04% 5/1/27	549,000	632,896
5.15% 5/1/30	549,000	642,632
5.705% 5/1/40	550,000	684,680
5.805% 5/1/50	500,000	643,072
5.93% 5/1/60	1,480,000	1,924,061
TransDigm UK Holdings PLC 6.875% 5/15/26	120,000	126,604
TransDigm, Inc.:
5.50% 11/15/27	2,989,000	3,093,615
6.25% 3/15/26 (a)	495,000	521,770
6.375% 6/15/26	1,467,000	1,518,418
7.50% 3/15/27	125,000	133,325
8.00% 12/15/25 (a)	685,000	740,903
		12,817,961
Air Freight & Logistics – 0.0%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	160,000	171,091
Commercial Services & Supplies – 0.2%
APX Group, Inc. 6.75% 2/15/27 (a)	365,000	386,966
Aramark Services, Inc. 5.00% 4/1/25 to 2/1/28 (a)	1,771,000	1,826,027
IAA, Inc. 5.50% 6/15/27 (a)	500,000	525,485
Nielsen Finance LLC / Nielsen Finance Co.:
5.625% 10/1/28 (a)	350,000	370,125
5.875% 10/1/30 (a)	350,000	378,000

	Principal Amount	Value

Stericycle, Inc. 3.875% 1/15/29 (a)	$ 350,000	$ 349,125
		3,835,728
Construction & Engineering – 0.2%
AECOM 5.125% 3/15/27	1,354,000	1,497,862
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	941,000	962,172
Frontdoor, Inc. 6.75% 8/15/26 (a)	75,000	79,463
Pike Corp. 5.50% 9/1/28 (a)	515,000	525,470
		3,064,967
Machinery – 0.1%
BWX Technologies, Inc.:
4.125% 6/30/28 (a)	300,000	301,500
5.375% 7/15/26 (a)	380,000	391,628
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (a)	885,000	920,400
		1,613,528
Professional Services – 0.0%
ASGN, Inc. 4.625% 5/15/28 (a)	360,000	374,400
Trading Companies & Distributors – 0.1%
Air Lease Corp.:
2.25% 1/15/23	149,000	153,004
3.375% 7/1/25	1,164,000	1,249,682
3.875% 7/3/23	469,000	498,096
4.25% 2/1/24 to 9/15/24	594,000	646,285
		2,547,067
TOTAL INDUSTRIALS		24,424,742
INFORMATION TECHNOLOGY – 1.7%
Communications Equipment – 0.1%
Radiate Holdco LLC / Radiate Finance, Inc.:
4.50% 9/15/26 (a)	460,000	464,600
6.50% 9/15/28 (a)	555,000	570,263
		1,034,863
IT Services – 0.1%
Arches Buyer, Inc.:
4.25% 6/1/28 (a)	125,000	122,812
6.125% 12/1/28 (a)	45,000	46,013
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	325,000	344,094
Black Knight InfoServ LLC 3.625% 9/1/28 (a)	465,000	457,444
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	530,000	530,354
Camelot Finance SA 4.50% 11/1/26 (a)	250,000	259,062
11	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
IT Services – continued
Fair Isaac Corp. 5.25% 5/15/26 (a)	$ 110,000	$ 123,200
Gartner, Inc.:
3.75% 10/1/30 (a)	180,000	180,684
4.50% 7/1/28 (a)	260,000	273,650
Rackspace Technology Global, Inc. 5.375% 12/1/28 (a)	265,000	267,411
		2,604,724
Semiconductors & Semiconductor Equipment – 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (a)	340,000	336,907
2.45% 2/15/31 (a)	3,321,000	3,189,337
2.60% 2/15/33 (a)	2,944,000	2,803,069
3.50% 2/15/41 (a)	2,339,000	2,262,041
3.75% 2/15/51 (a)	1,098,000	1,066,916
Entegris, Inc. 4.375% 4/15/28 (a)	300,000	312,750
Micron Technology, Inc. 2.497% 4/24/23	1,281,000	1,327,803
ON Semiconductor Corp. 3.875% 9/1/28 (a)	205,000	208,075
		11,506,898
Software – 0.7%
Ascend Learning LLC 6.875% 8/1/25 to 8/1/25 (a)	475,000	483,907
Boxer Parent Co., Inc. 7.125% 10/2/25 (a)	135,000	144,801
CDK Global, Inc. 5.25% 5/15/29 (a)	35,000	37,760
NortonLifeLock, Inc. 5.00% 4/15/25 (a)	867,000	876,277
Nuance Communications, Inc. 5.625% 12/15/26	630,000	662,760
Open Text Corp. 3.875% 2/15/28 (a)	215,000	214,942
Oracle Corp.:
1.65% 3/25/26	1,381,000	1,399,153
2.30% 3/25/28	2,182,000	2,228,378
2.80% 4/1/27	1,191,000	1,265,699
2.875% 3/25/31	2,630,000	2,694,240
3.60% 4/1/40 to 4/1/50	1,198,000	1,219,865
3.85% 4/1/60	6,000	5,994
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	590,000	624,869
The Nielsen Co. Luxembourg SARL 5.00% 2/1/25 (a)	766,000	787,065
		12,645,710
Technology Hardware, Storage & Peripherals – 0.2%
Dell International LLC / EMC Corp.:
5.45% 6/15/23 (a)	300,000	326,490

	Principal Amount	Value

5.85% 7/15/25 (a)	$ 204,000	$ 239,021
6.02% 6/15/26 (a)	1,278,000	1,523,574
6.10% 7/15/27 (a)	374,000	458,939
6.20% 7/15/30 (a)	324,000	405,842
		2,953,866
TOTAL INFORMATION TECHNOLOGY		30,746,061
MATERIALS – 0.8%
Chemicals – 0.5%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27 (a)	365,000	382,337
CF Industries, Inc.:
4.95% 6/1/43	5,000	5,658
5.375% 3/15/44	175,000	204,313
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	988,000	1,133,211
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.934% 6/15/22 (a)(c)(e)	260,000	256,791
6.50% 5/15/26 (a)	620,000	623,100
6.875% 6/15/25 (a)	60,000	60,358
Methanex Corp.:
5.125% 10/15/27	545,000	569,525
5.65% 12/1/44	181,000	183,471
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.75% 4/30/26 (a)	725,000	741,044
Olin Corp.:
5.00% 2/1/30	370,000	392,200
5.625% 8/1/29	505,000	549,309
The Chemours Co.:
5.375% 5/15/27	819,000	880,589
5.75% 11/15/28 (a)	1,090,000	1,165,057
7.00% 5/15/25	520,000	534,378
Valvoline, Inc. 4.25% 2/15/30 (a)	85,000	86,700
W.R. Grace & Co.-Conn.:
4.875% 6/15/27 (a)	195,000	205,237
5.625% 10/1/24 (a)	100,000	110,000
		8,083,278
Containers & Packaging – 0.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
4.125% 8/15/26 (a)	20,000	20,475
5.25% 8/15/27 (a)	400,000	403,880
6.00% 2/15/25 (a)	204,000	210,161
Berry Global, Inc. 4.875% 7/15/26 (a)	170,000	179,563

Quarterly Report	12

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Containers & Packaging – continued
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26	$ 525,000	$ 544,233
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	42,525
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	582,000	586,167
7.875% 7/15/26 (a)	395,000	410,571
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC 6.00% 9/15/28 (a)	65,000	67,113
OI European Group BV 4.00% 3/15/23 (a)	400,000	411,500
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	100,000	106,500
Silgan Holdings, Inc. 4.75% 3/15/25	95,000	96,306
Trivium Packaging Finance BV:
5.50% 8/15/26 (a)	350,000	364,875
8.50% 8/15/27 (a)	215,000	231,041
		3,674,910
Metals & Mining – 0.1%
Advanced Drainage Systems, Inc. 5.00% 9/30/27 (a)	360,000	375,192
Allegheny Technologies, Inc.:
5.875% 12/1/27	625,000	661,719
7.875% 8/15/23	85,000	93,749
First Quantum Minerals Ltd.:
6.50% 3/1/24 (a)	200,000	204,625
7.25% 4/1/23 (a)	290,000	295,800
FMG Resources August 2006 Pty Ltd. 4.50% 9/15/27 (a)	5,000	5,429
Kaiser Aluminum Corp. 4.625% 3/1/28 (a)	475,000	485,260
		2,121,774
TOTAL MATERIALS		13,879,962
REAL ESTATE – 2.8%
Equity Real Estate Investment Trusts (REITs) – 2.1%
Alexandria Real Estate Equities, Inc. 4.90% 12/15/30	666,000	799,020
Boston Properties LP:
3.25% 1/30/31	703,000	737,510
4.50% 12/1/28	295,000	339,494
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	204,500
3.85% 2/1/25	2,370,000	2,579,675
4.05% 7/1/30	890,000	979,869

	Principal Amount	Value

4.125% 6/15/26 to 5/15/29	$ 2,219,000	$ 2,464,493
CoreCivic, Inc. 4.625% 5/1/23	238,000	235,620
Duke Realty LP 3.75% 12/1/24	18,000	19,681
HCP, Inc.:
3.25% 7/15/26	59,000	64,183
3.50% 7/15/29	68,000	74,266
Healthcare Trust of America Holdings LP:
3.10% 2/15/30	149,000	155,461
3.50% 8/1/26	155,000	170,898
Hudson Pacific Properties LP 4.65% 4/1/29	1,622,000	1,842,922
Lexington Realty Trust:
2.70% 9/15/30	350,000	349,628
4.40% 6/15/24	458,000	497,337
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.:
4.50% 9/1/26	826,000	873,503
4.625% 6/15/25 (a)	95,000	100,700
5.625% 5/1/24	400,000	429,500
5.75% 2/1/27	60,000	66,431
MPT Operating Partnership LP / MPT Finance Corp. 5.25% 8/1/26	380,000	390,925
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,089,000	1,064,072
3.375% 2/1/31	646,000	652,054
3.625% 10/1/29	1,605,000	1,678,321
4.375% 8/1/23	138,000	147,624
4.50% 1/15/25 to 4/1/27	2,448,000	2,707,593
4.75% 1/15/28	283,000	316,336
4.95% 4/1/24	600,000	654,144
Realty Income, Corp. 3.25% 1/15/31	172,000	183,877
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	11,841
Retail Properties of America, Inc. 4.75% 9/15/30	68,000	74,052
SBA Tower Trust:
1.884% 7/15/50 (a)	403,000	410,681
2.328% 7/15/52 (a)	308,000	312,958
2.836% 1/15/50 (a)	699,000	737,814
Service Properties Trust:
4.375% 2/15/30	385,000	346,500
4.95% 2/15/27 to 10/1/29	70,000	66,525
5.50% 12/15/27	185,000	190,395
Simon Property Group LP 2.45% 9/13/29	262,000	266,034
13	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
SITE Centers Corp.:
3.625% 2/1/25	$ 39,000	$ 40,980
4.25% 2/1/26	287,000	310,738
STORE Capital Corp.:
2.75% 11/18/30	5,212,000	5,163,957
4.625% 3/15/29	149,000	168,125
The GEO Group, Inc.:
5.875% 10/15/24	75,000	54,563
6.00% 4/15/26	320,000	192,373
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC:
7.125% 12/15/24 (a)	755,000	777,650
7.875% 2/15/25 (a)	1,384,000	1,482,610
VEREIT Operating Partnership LP:
2.20% 6/15/28	160,000	160,739
2.85% 12/15/32	197,000	200,679
3.40% 1/15/28	271,000	292,725
VICI Properties LP / VICI Note Co., Inc.:
3.50% 2/15/25 (a)	155,000	157,883
4.25% 12/1/26 (a)	505,000	519,519
4.625% 12/1/29 (a)	305,000	317,307
Vornado Realty LP 2.15% 6/1/26	407,000	410,515
WP Carey, Inc.:
2.40% 2/1/31	3,912,000	3,808,832
3.85% 7/15/29	129,000	140,982
4.00% 2/1/25	182,000	198,237
4.60% 4/1/24	653,000	716,597
		38,311,448
Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	35,000	36,498
Real Estate Management & Development – 0.7%
Brandywine Operating Partnership LP:
3.95% 11/15/27	247,000	267,630
4.10% 10/1/24	1,434,000	1,559,024
4.55% 10/1/29	151,000	166,502
CBRE Services, Inc. 2.50% 4/1/31	1,155,000	1,146,838
Corporate Office Properties LP:
2.25% 3/15/26	300,000	308,116
2.75% 4/15/31	252,000	247,565
5.00% 7/1/25	667,000	754,327
Mack-Cali Realty LP 3.15% 5/15/23	482,000	504,680
Tanger Properties LP:
3.125% 9/1/26	1,289,000	1,345,817
3.75% 12/1/24	81,000	86,881

	Principal Amount	Value

3.875% 12/1/23	$ 677,000	$ 717,954
Ventas Realty LP:
3.00% 1/15/30	1,026,000	1,061,655
3.125% 6/15/23	38,000	39,685
3.50% 2/1/25	573,000	621,202
3.75% 5/1/24	201,000	216,784
4.00% 3/1/28	2,620,000	2,920,799
4.125% 1/15/26	34,000	38,086
4.75% 11/15/30	1,778,000	2,090,149
		14,093,694
TOTAL REAL ESTATE		52,441,640
UTILITIES – 1.5%
Electric Utilities – 0.9%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	2,281,000	2,541,830
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,762,000	2,824,962
3.743% 5/1/26	2,710,000	2,975,264
Entergy Corp. 2.80% 6/15/30	476,000	486,512
Exelon Corp.:
4.05% 4/15/30	274,000	307,004
4.70% 4/15/50	122,000	148,191
FirstEnergy Corp.:
4.75% 3/15/23	1,362,000	1,437,863
7.375% 11/15/31	1,292,000	1,720,789
InterGen N.V. 7.00% 6/30/23 (a)	235,000	231,658
IPALCO Enterprises, Inc. 3.70% 9/1/24	100,000	107,997
NextEra Energy Operating Partners LP 4.25% 9/15/24 (a)	26,000	27,395
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	134,451	143,862
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 4.50% 8/15/28 (a)	145,000	148,263
PG&E Corp. 5.25% 7/1/30	515,000	520,794
Puget Energy, Inc. 4.10% 6/15/30	560,000	617,694
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	146,000	181,615
Vistra Operations Co. LLC:
5.00% 7/31/27 (a)	605,000	617,856
5.50% 9/1/26 (a)	851,000	878,608
5.625% 2/15/27 (a)	275,000	285,313
		16,203,470

Quarterly Report	14

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Independent Power and Renewable Electricity Producers – 0.3%
AIA Group Ltd.:
3.20% 9/16/40 (a)	$ 625,000	$ 621,682
3.375% 4/7/30 (a)	1,158,000	1,245,292
Clearway Energy Operating LLC 4.75% 3/15/28 (a)	65,000	67,194
Emera U.S. Finance LP:
2.70% 6/15/21	36,000	36,028
3.55% 6/15/26	57,000	62,288
NRG Energy, Inc.:
3.375% 2/15/29 (a)	90,000	86,804
3.625% 2/15/31 (a)	175,000	167,781
5.25% 6/15/29 (a)	155,000	162,750
5.75% 1/15/28	235,000	249,076
The AES Corp.:
3.30% 7/15/25 (a)	1,621,000	1,729,234
3.95% 7/15/30 (a)	1,387,000	1,497,544
		5,925,673
Multi-Utilities – 0.3%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	124,000	134,492
Duke Energy Corp. 2.45% 6/1/30	464,000	462,943
Duquesne Light Holdings, Inc. 2.532% 10/1/30 (a)	241,000	233,618
Edison International 5.75% 6/15/27	1,616,000	1,855,474
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	175,000	175,000
NiSource, Inc. 2.95% 9/1/29	1,066,000	1,116,097
Pacific Gas and Electric Co. 4.95% 7/1/50	975,000	985,691
Sempra Energy 6.00% 10/15/39	106,000	144,441
Talen Energy Supply LLC 10.50% 1/15/26 (a)	144,000	131,040
The AES Corp. 2.45% 1/15/31 (a)	463,000	448,919
		5,687,715
TOTAL UTILITIES		27,816,858
TOTAL NONCONVERTIBLE BONDS (Cost $646,785,880)		678,979,011
U.S. Government Agency - Mortgage Securities – 8.0%
	Principal Amount	Value
Fannie Mae – 2.8%
2.50% 6/1/29 to 7/1/50	$ 8,344,595	$ 8,689,975
3.00% 8/1/32 to 9/1/50	16,107,312	16,982,582
3.50% 5/1/36 to 2/1/50	12,299,850	13,113,641
4.00% 1/1/42 to 11/1/49	6,516,497	7,061,743
4.50% 8/1/33 to 9/1/49	4,016,852	4,404,376
5.00% 2/1/38 to 1/1/44	696,927	791,388
TOTAL FANNIE MAE		51,043,705
Freddie Mac – 1.5%
2.50% 2/1/30 to 11/1/50	3,795,327	3,962,095
3.00% 10/1/31 to 6/1/50	12,852,043	13,523,685
3.50% 3/1/32 to 2/1/50	6,949,303	7,446,134
4.00% 5/1/37 to 7/1/48	1,889,965	2,057,949
4.50% 1/1/42 to 12/1/48	1,022,325	1,121,142
5.00% 2/1/38	107,636	122,600
TOTAL FREDDIE MAC		28,233,605
Ginnie Mae – 2.8%
2.00% 3/20/51	1,344,799	1,369,529
2.00% 6/1/51 (f)(g)	2,100,000	2,136,217
2.00% 7/1/51 (f)	4,750,000	4,823,569
2.50% 1/20/51 to 3/20/51	3,480,561	3,609,615
2.50% 6/1/51 (f)	2,400,000	2,485,771
3.00% 6/1/40 (f)(g)	3,900,000	4,068,876
3.00% 12/20/42 to 10/20/50	8,422,564	8,820,637
3.00% 7/1/51 (f)	2,250,000	2,346,725
3.50% 12/20/41 to 5/20/50	3,280,296	3,514,415
3.50% 6/1/51 (f)(g)	9,075,000	9,545,488
3.50% 7/1/51 (f)	3,750,000	3,945,881
4.00% 10/20/40 to 4/20/48	3,771,821	4,096,380
4.50% 4/20/35 to 12/20/48	693,439	754,963
5.00% 4/20/48	568,487	629,623
TOTAL GINNIE MAE		52,147,689
Uniform Mortgage Backed Securities – 0.9%
1.50% 6/1/36 (f)(g)	2,500,000	2,530,860
2.00% 6/1/51 (f)(g)	2,150,000	2,172,304
2.00% 7/1/51 (f)	4,550,000	4,586,892
2.50% 6/1/51 (f)(g)	400,000	414,172
2.50% 7/1/51 (f)	200,000	206,609
3.50% 6/1/51 (f)(g)	2,625,000	2,770,926
3.50% 7/1/51 (f)	3,900,000	4,119,243
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		16,801,006
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $146,610,988)		148,226,005
15	Quarterly Report

Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – 4.7%
	Principal Amount	Value
AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	$ 813,514	$ 814,275
AASET Trust Series 2018-1A, Class A 3.844% 1/16/38 (a)	141,347	135,428
AASET Trust Series 2019-1, Class A 3.844% 5/15/39 (a)	356,618	357,821
AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (a)	667,275	668,402
AASET Trust Series 2019-2, Class B 4.458% 10/16/39 (a)	220,258	180,996
AASET Trust Series 2020-1A, Class A 3.351% 1/16/40 (a)	468,632	469,277
AASET Trust Series 2020-1A, Class B 4.335% 1/16/40 (a)	244,877	200,878
Aimco CLO 10 Ltd. Series 2019-10A, Class A 3 month U.S. LIBOR + 1.320% 1.504% 7/22/32 (a)(c)(e)	982,000	982,092
Aimco CLO 11 Ltd. Series 2020-11A, Class A1 3 month U.S. LIBOR + 1.380% 1.564% 10/15/31 (a)(c)(e)	837,000	838,364
Aimco CLO 12 Ltd. Series 2020-12A, Class A 3 month U.S. LIBOR + 1.210% 1.436% 1/17/32 (a)(c)(e)	1,570,000	1,568,706
Aimco CLO 14 Ltd. Series 2021-14A, Class A 3 month U.S. LIBOR + 0.990% 1.178% 4/20/34 (a)(c)(e)	2,114,000	2,113,455
Allegany Park CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.330% 1.518% 1/20/33 (a)(c)(e)	393,000	393,858
Allegro CLO XIII Ltd. Series 2021-1A, Class A 3 month U.S. LIBOR + 1.140% 1.00% 7/20/34 (a)(c)(e)(f)	1,078,000	1,078,000
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2 3 month U.S. LIBOR + 1.010% 1.196% 4/30/31 (a)(c)(e)	2,400,000	2,397,802
Ares LIV CLO Ltd. Series 2019-54A, Class A 3 month U.S. LIBOR + 1.320% 1.504% 10/15/32 (a)(c)(e)	674,000	674,762
Ares LIX CLO Ltd. Series 2021-59A, Class A 3 month U.S. LIBOR + 1.030% 1.215% 4/25/34 (a)(c)(e)	705,000	704,818
Ares LV CLO Ltd. Series 2020-55A, Class A1 3 month U.S. LIBOR + 1.700% 1.884% 4/15/31 (a)(c)(e)	970,000	972,481

	Principal Amount	Value
Ares LVIII CLO Ltd. Series 2020-58A, Class A 3 month U.S. LIBOR + 1.220% 1.456% 1/15/33 (a)(c)(e)	$ 1,290,000	$ 1,292,005
Ares XLI Clo Ltd. Series 2016-41A, Class AR2 3 month U.S. LIBOR + 1.070% 1.668% 4/15/34 (a)(c)(e)	1,478,000	1,478,272
Ares XXXIV CLO Ltd. Series 2015-2A, Class AR2 3 month U.S. LIBOR + 1.250% 1.44% 4/17/33 (a)(c)(e)	369,000	370,602
Barings CLO Ltd. Series 2020-1A, Class A1 3 month U.S. LIBOR + 1.400% 1.584% 10/15/32 (a)(c)(e)	1,334,000	1,336,189
Barings CLO Ltd. Series 2020-4A, Class A 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (a)(c)(e)	1,550,000	1,550,084
Barings CLO Ltd. Series 2021-1A, Class A 3 month U.S. LIBOR + 1.020% 1.02% 4/25/34 (a)(c)(e)	1,547,000	1,547,580
Beechwood Park CLO Ltd. Series 2019-1A, Class A1 3 month U.S. LIBOR + 1.330% 1.52% 1/17/33 (a)(c)(e)	460,000	461,406
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)	271,979	274,400
Bristol Park CLO Ltd. Series 2016-1A, Class AR 3 month U.S. LIBOR + 0.990% 1.174% 4/15/29 (a)(c)(e)	1,087,000	1,086,745
Castlelake Aircraft Securitization Trust Series 2018-1, Class A 4.125% 6/15/43 (a)	308,860	308,551
Castlelake Aircraft Securitization Trust Series 2019-1A, Class A 3.967% 4/15/39 (a)	1,337,715	1,340,851
Castlelake Aircraft Securitization Trust Series 2019-1A, Class B 5.095% 4/15/39 (a)	216,990	203,813
Castlelake Aircraft Structured Trust Series 2021-1A, Class A 3.474% 1/15/46 (a)	388,660	396,958
Cedar Funding CLO Ltd. Series 16-6A, Class ARR 3 month U.S. LIBOR + 1.050% 1.238% 4/20/34 (a)(c)(e)	1,283,000	1,284,214

Quarterly Report	16

Asset-Backed Securities – continued
	Principal Amount	Value
Cedar Funding X CLO Ltd. Series 2019-10A, Class A 3 month U.S. LIBOR + 1.340% 1.528% 10/20/32 (a)(c)(e)	$ 506,000	$ 508,428
Cedar Funding XI CLO Ltd. Series 2019-11A, Class A1A 3 month U.S. LIBOR + 1.350% 1.485% 5/29/32 (a)(c)(e)	307,000	307,022
Cedar Funding XII CLO Ltd. Series 2020-12A, Class A 3 month U.S. LIBOR + 1.270% 1.446% 10/25/32 (a)(c)(e)	780,000	782,623
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% 3/15/61 (a)	2,095,000	2,115,106
Columbia Cent CLO 30 Ltd. Series 2020-30A, Class A1 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (a)(c)(e)	2,090,000	2,092,347
Columbia Cent CLO 31 Ltd. Series 2021-31A, Class A1 3 month U.S. LIBOR + 1.200% 1.347% 4/20/34 (a)(c)(e)	1,590,000	1,586,246
Columbia Cent CLO Ltd. Series 2020-29A, Class A1N 3 month U.S. LIBOR + 1.700% 1.888% 7/20/31 (a)(c)(e)	1,026,000	1,031,407
DB Master Finance LLC Series 2017-1A, Class A2I 3.629% 11/20/47 (a)	1,305,157	1,324,474
DB Master Finance LLC Series 2017-1A, Class A2II 4.03% 11/20/47 (a)	282,510	301,520
Dryden 68 CLO Ltd. Series 2019-68A, Class A 3 month U.S. LIBOR + 1.310% 1.494% 7/15/32 (a)(c)(e)	970,000	970,055
Dryden 83 CLO Ltd. Series 2020-83A, Class A 3 month U.S. LIBOR + 1.220% 1.457% 1/18/32 (a)(c)(e)	660,000	660,641
Dryden 85 CLO Ltd. Series 2020-85A, Class A1 3 month U.S. LIBOR + 1.350% 1.534% 10/15/32 (a)(c)(e)	998,000	1,001,444
Dryden CLO Ltd. Series 2019-76A, Class A1 3 month U.S. LIBOR + 1.330% 1.518% 10/20/32 (a)(c)(e)	898,000	900,259
Dryden CLO Ltd. Series 2020-78A, Class A 3 month U.S. LIBOR + 1.180% 1.37% 4/17/33 (a)(c)(e)	2,400,000	2,406,670

	Principal Amount	Value
Eaton Vance CLO Ltd. Series 2013-1A, Class A13R 3 month U.S. LIBOR + 1.250% 1.434% 1/15/34 (a)(c)(e)	$ 330,000	$ 329,806
Eaton Vance CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.650% 1.834% 10/15/30 (a)(c)(e)	1,300,000	1,302,829
Eaton Vance CLO Ltd. Series 2020-2A, Class A1 3 month U.S. LIBOR + 1.370% 1.554% 10/15/32 (a)(c)(e)	1,510,000	1,512,431
Flatiron CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.320% 1.476% 11/16/32 (a)(c)(e)	736,000	737,380
Flatiron CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.300% 1.455% 11/20/33 (a)(c)(e)	1,360,000	1,371,344
Flatiron CLO Ltd. Series 2021-1A, Class A1 3 month U.S. LIBOR + 1.110% 1.11% 7/19/34 (a)(c)(e)(f)	980,000	980,000
Horizon Aircraft Finance I Ltd.Series 2018-1, Class A 4.458% 12/15/38 (a)	215,432	218,643
Horizon Aircraft Finance II Ltd. Series 2019-1, Class A 3.721% 7/15/39 (a)	276,380	277,383
Lucali CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.210% 1.448% 1/15/33 (a)(c)(e)	760,000	761,107
Madison Park Funding L Ltd. Series 2021-50A, Class A 3 month U.S. LIBOR + 1.140% 1.336% 4/19/34 (a)(c)(e)	1,700,000	1,699,556
Madison Park Funding XIX Ltd. Series 2015-19A, Class A1R2 3 month U.S. LIBOR + 0.920% 1.104% 1/22/28 (a)(c)(e)	2,048,999	2,048,995
Madison Park Funding XLV Ltd. Series 2020-45A, Class A 3 month U.S. LIBOR + 1.650% 1.834% 7/15/31 (a)(c)(e)	1,290,000	1,291,246
Madison Park Funding XXXII Ltd. 3 month U.S. LIBOR + 1.200% 1.388% 1/22/31 (a)(c)(e)	390,000	390,022
Madison Park Funding XXXIII Ltd. Series 2019-33A, Class A 3 month U.S. LIBOR + 1.330% 1.514% 10/15/32 (a)(c)(e)	339,000	340,789
17	Quarterly Report

Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – continued
	Principal Amount	Value
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class A1 3 month U.S. LIBOR + 1.300% 1.484% 7/15/32 (a)(c)(e)	$ 628,000	$ 628,028
Magnetite CLO Ltd. Series 19-21A, Class AR 3 month U.S LIBOR + 1.020% 1.208% 4/20/34 (a)(c)(e)	1,238,000	1,239,486
Magnetite XXIII Ltd. Series 2019-23A, Class A 3 month U.S. LIBOR + 1.300% 1.476% 10/25/32 (a)(c)(e)	1,200,000	1,202,190
Magnetite XXIV Ltd. Series 2019-24A, Class A 3 month U.S. LIBOR + 1.330% 1.514% 1/15/33 (a)(c)(e)	1,342,000	1,341,659
Magnetite Xxix Ltd. Series 2021-29A, Class A 3 month U.S. LIBOR + 0.990% 1.094% 1/15/34 (a)(c)(e)	1,460,000	1,458,219
Milos CLO Ltd. Series 2017-1A, Class AR 3 month U.S. LIBOR + 1.070% 1.258% 10/20/30 (a)(c)(e)	1,085,000	1,086,339
Niagara Park CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.300% 1.49% 7/17/32 (a)(c)(e)	628,000	628,649
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2II 4.666% 9/5/48 (a)	1,608,750	1,685,310
Planet Fitness Master Issuer LLC Series 2019-1A, Class A2 3.858% 12/5/49 (a)	2,332,475	2,331,845
Project Silver Series 2019-1, Class A 3.967% 7/15/44 (a)	496,670	497,531
Rockland Park CLO Ltd. Series 2021-1A, Class A 3 month U.S. LIBOR + 1.120% 1.12% 4/20/34 (a)(c)(e)(f)	1,839,000	1,839,186
Sapphire Aviation Finance Series 2020-1A, Class A 3.228% 3/15/40 (a)	891,058	889,769
Sapphire Aviation Finance Series 2020-1A, Class B 4.335% 3/15/40 (a)	233,783	204,881
Symphony CLO XXII Ltd. Series 2020-22A, Class A1A 3 month U.S. LIBOR + 1.290% 1.48% 4/18/33 (a)(c)(e)	2,900,000	2,914,459
Symphony CLO XXIII Ltd. Series 2020-23A, Class A 3 month U.S. LIBOR + 1.320% 1.504% 1/15/34 (a)(c)(e)	860,000	861,421

	Principal Amount	Value
Symphony CLO XXV Ltd. Series 2021-25A, Class A 3 month U.S. LIBOR + 0.980% 1.165% 4/19/34 (a)(c)(e)	$ 1,566,000	$ 1,565,339
Symphony CLO XXVI Ltd. Series 2026-A, Class AR 3 month U.S. LIBOR + 1.080% 1.189% 4/20/33 (a)(c)(e)	1,300,000	1,298,356
Taconic Park CLO Ltd. Series 2016-1A, Class A1R 3 month U.S. LIBOR + 1.000% 1.188% 1/20/29 (a)(c)(e)	738,000	739,202
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)	152,163	153,845
Thunderbolt II Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (a)	2,641,455	2,656,388
Thunderbolt III Aircraft Lease Ltd. Series 2019-1, Class A 3.671% 11/15/39 (a)	1,011,697	1,006,121
Voya CLO 2020-3 Ltd. Series 2020-3A, Class A1 3 month U.S. LIBOR + 1.300% 1.488% 10/20/31 (a)(c)(e)	1,760,000	1,769,284
Voya CLO Ltd. Series 2019-2A, Class A 3 month U.S. LIBOR + 1.270% 1.458% 7/20/32 (a)(c)(e)	679,000	679,073
Voya CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.700% 1.884% 7/16/31 (a)(c)(e)	1,133,000	1,134,517
Voya CLO Ltd. Series 2020-2A, Class A1 3 month U.S. LIBOR + 1.600% 1.79% 7/19/31 (a)(c)(e)	1,300,000	1,300,688
TOTAL ASSET-BACKED SECURITIES (Cost $87,605,826)		87,844,643
Collateralized Mortgage Obligations – 2.3%

PRIVATE SPONSOR – 2.3%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (a)	496,000	515,470
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class BNM 3.465% 11/5/32 (a)	111,000	107,533

Quarterly Report	18

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
BAMLL Commercial Mortgage Securities Trust Series 2020-JGDN, Class A 1 month U.S. LIBOR + 2.750% 2.851% 11/15/30 (a)(c)(e)	$ 1,169,000	$ 1,185,854
BANK Series 2019-BN21, Class A5 2.851% 10/17/52	112,000	119,035
BANK Series 2020-BNK30, Class MCDE 2.918% 12/15/53 (c)	5,208,000	4,995,324
Benchmark Mortgage Trust Series 2018-B4, Class A5 4.121% 7/15/51 (c)	127,000	145,328
BFLD Trust Series 2020-OBRK, Class A 1 month U.S. LIBOR + 2.050% 2.151% 11/15/28 (a)(c)(e)	701,000	710,604
BX Commercial Mortgage Trust Series 2018-IND, Class F 1 month U.S. LIBOR + 1.800% 1.901% 11/15/35 (a)(c)(e)	124,600	124,637
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1 month U.S. LIBOR + 1.000% 1.101% 4/15/34 (a)(c)(e)	500,000	499,046
BX Commercial Mortgage Trust Series 2019-IMC, Class B 1 month U.S. LIBOR + 1.300% 1.401% 4/15/34 (a)(c)(e)	1,917,000	1,911,044
BX Commercial Mortgage Trust Series 2019-IMC, Class C 1 month U.S. LIBOR + 1.600% 1.701% 4/15/34 (a)(c)(e)	210,000	208,821
BX Commercial Mortgage Trust Series 2019-IMC, Class D 1 month U.S. LIBOR + 1.900% 2.001% 4/15/34 (a)(c)(e)	220,000	217,925
BX Commercial Mortgage Trust Series 2019-XL, Class B 1 month U.S. LIBOR + 1.080% 1.181% 10/15/36 (a)(c)(e)	1,277,806	1,279,607
BX Commercial Mortgage Trust Series 2019-XL, Class C 1 month U.S. LIBOR + 1.250% 1.351% 10/15/36 (a)(c)(e)	429,058	429,327
BX Commercial Mortgage Trust Series 2019-XL, Class D 1 month U.S. LIBOR + 1.450% 1.551% 10/15/36 (a)(c)(e)	607,051	607,417

	Principal Amount	Value

BX Commercial Mortgage Trust Series 2019-XL, Class E 1 month U.S. LIBOR + 1.800% 1.901% 10/15/36 (a)(c)(e)	$ 3,663,855	$ 3,666,154
BX Commercial Mortgage Trust Series 2020-BXLP, Class A 1 month U.S. LIBOR + 0.800% 0.901% 12/15/36 (a)(c)(e)	1,483,675	1,485,532
BX Commercial Mortgage Trust Series 2020-BXLP, Class B 1 month U.S. LIBOR + 1.000% 1.101% 12/15/36 (a)(c)(e)	445,886	445,886
BX Commercial Mortgage Trust Series 2020-BXLP, Class C 1 month U.S. LIBOR + 1.120% 1.221% 12/15/36 (a)(c)(e)	354,749	354,749
BX Commercial Mortgage Trust Series 2020-BXLP, Class D 1 month U.S. LIBOR + 1.250% 1.351% 12/15/36 (a)(c)(e)	548,783	548,783
BX Commercial Mortgage Trust Series 2020-BXLP, Class E 1 month U.S. LIBOR + 1.600% 1.701% 12/15/36 (a)(c)(e)	417,467	417,467
BX Commercial Mortgage Trust Series 2020-FOX, Class A 1 month U.S. LIBOR + 1.000% 1.101% 11/15/32 (a)(c)(e)	993,218	995,111
BX Trust Series 2018-EXCL, Class D 1 month U.S. LIBOR + 2.625% 2.726% 9/15/37 (a)(c)(e)	128,849	104,025
CHC Commercial Mortgage Trust Series 2019-CHC, Class A 1 month U.S. LIBOR + 1.120% 1.221% 6/15/34 (a)(c)(e)	822,122	822,371
CHC Commercial Mortgage Trust Series 2019-CHC, Class B 1 month U.S. LIBOR + 1.500% 1.601% 6/15/34 (a)(c)(e)	162,039	161,225
CHC Commercial Mortgage Trust Series 2019-CHC, Class C 1 month U.S. LIBOR + 1.750% 1.851% 6/15/34 (a)(c)(e)	182,915	181,078
COMM Mortgage Trust Series 2014-CR18, Class A5 3.828% 7/15/47	215,000	233,667
COMM Mortgage Trust Series 2020-SBX, Class A 1.67% 1/10/38 (a)	3,174,000	3,219,425
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B 1 month U.S. LIBOR + 1.230% 1.331% 5/15/36 (a)(c)(e)	530,000	530,478
19	Quarterly Report

Schedule of Investments (Unaudited)–continued
Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class C 1 month U.S. LIBOR + 1.430% 1.531% 5/15/36 (a)(c)(e)	$ 128,000	$ 128,154
CSMC Trust Series 2017-PFHP, Class D 1 month U.S. LIBOR + 2.250% 2.351% 12/15/30 (a)(c)(e)	809,000	765,419
CSMC Trust Series 2018-SITE, Class A 4.284% 4/15/36 (a)	287,000	298,811
CSMC Trust Series 2018-SITE, Class B 4.535% 4/15/36 (a)	100,000	100,744
CSMC Trust Series 2018-SITE, Class C 4.782% 4/15/36 (a)(c)	100,000	98,739
CSMC Trust Series 2018-SITE, Class D 4.782% 4/15/36 (a)(c)	118,000	106,965
CSMC Trust Series 2020-NET, Class A 2.257% 8/15/37 (a)	350,000	361,628
GB Trust Series 2020-FLIX, Class A 1 month U.S. LIBOR + 1.120% 1.221% 8/15/37 (a)(c)(e)	900,000	903,353
GB Trust Series 2020-FLIX, Class B 1 month U.S. LIBOR + 1.350% 1.451% 8/15/37 (a)(c)(e)	190,000	190,178
GB Trust Series 2020-FLIX, Class C 1 month U.S. LIBOR + 1.600% 1.701% 8/15/37 (a)(c)(e)	100,000	100,125
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class CFX 4.95% 7/5/33 (a)	50,000	52,733
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class DFX 5.35% 7/5/33 (a)	76,000	79,982
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class EFX 5.542% 7/5/33 (a)(c)	105,000	108,191
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT,Class AFX 4.248% 7/5/33 (a)	385,000	406,742

	Principal Amount	Value

Life 2021-BMR Mortgage Trust Series 2021-BMR, Class A 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (a)(c)(e)	$ 1,514,000	$ 1,514,950
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class B 1 month U.S. LIBOR + 0.880% 0.981% 3/15/38 (a)(c)(e)	365,000	365,455
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class C 1 month U.S. LIBOR + 1.100% 1.201% 3/15/38 (a)(c)(e)	230,000	230,288
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class D 1 month U.S. LIBOR + 1.400% 1.501% 3/15/38 (a)(c)(e)	320,000	321,002
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class E 1 month U.S. LIBOR + 1.750% 1.851% 3/15/38 (a)(c)(e)	279,000	279,699
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% 9/13/31 (a)	301,000	301,118
Morgan Stanley Capital I Trust Series 2018-BOP, Class B 1 month U.S. LIBOR + 1.250% 1.351% 8/15/33 (a)(c)(e)	288,067	287,431
Morgan Stanley Capital I Trust Series 2018-BOP, Class C 1 month U.S. LIBOR + 1.500% 1.601% 8/15/33 (a)(c)(e)	694,635	690,822
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% 12/15/51	185,000	211,917
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (a)	1,076,000	1,132,704
Morgan Stanley Capital I Trust Series 2019-MEAD, Class B 3.177% 11/10/36 (a)(c)	155,000	159,528
Morgan Stanley Capital I Trust Series 2019-MEAD, Class C 3.177% 11/10/36 (a)(c)	149,000	150,407
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC, Class AMZ1 3.50% 1/15/37 (a)(c)	2,266,000	2,363,969
Prima Capital CRE Securitization Series 2021-9A, Class A 1 month U.S. LIBOR + 1.450% 1.549% 12/15/37 (a)(c)(e)	815,545	815,545

Quarterly Report	20

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
RETL Series 2019-RVP, Class C 1 month U.S. LIBOR + 2.100% 2.201% 3/15/36 (a)(c)(e)	$ 1,416,943	$ 1,413,361
VLS Commercial Mortgage Trust Series 2020-LAB, Class A 2.13% 10/10/42 (a)	1,269,000	1,254,486
VLS Commercial Mortgage Trust Series 2020-LAB, Class B 2.453% 10/10/42 (a)	80,000	79,988
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class A4 3.166% 2/15/48	624,000	671,788
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class A5 4.302% 1/15/52	215,000	248,917
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT, Class A 3 month U.S. LIBOR + 1.200% 1.30% 5/15/31 (a)(c)(e)	1,021,000	1,022,941
TOTAL PRIVATE SPONSOR		43,441,003
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,599,529)		43,441,003
Foreign Government and Government Agency Obligations – 0.9%

Argentine Republic:
0.125% 7/9/30	1,165,589	428,937
0.125% 7/9/35	1,283,239	422,105
1.00% 7/9/29	95,826	37,180
Dominican Republic:
5.50% 1/27/25 (Reg. S)	400,000	440,700
5.95% 1/25/27 (a)	1,550,000	1,749,078
6.00% 7/19/28 (a)	2,200,000	2,501,812
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	1,055,000	1,144,675
3.875% 4/16/50 (a)	910,000	1,021,930
Indonesian Republic:
3.85% 10/15/30	1,500,000	1,664,344
4.20% 10/15/50	1,500,000	1,662,937
Kingdom of Saudi Arabia:
2.90% 10/22/25 (a)	500,000	532,594
3.25% 10/22/30 (a)	500,000	534,844
4.50% 4/22/60 (a)	390,000	454,058
State of Qatar:
3.40% 4/16/25 (a)	580,000	633,034
3.75% 4/16/30 (a)	1,235,000	1,400,799

	Principal Amount	Value
4.40% 4/16/50 (a)	$ 1,185,000	$ 1,407,187
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,884,520)		16,036,214
Municipal Securities – 0.3%

California Gen. Oblig. Series 2009 7.300% 10/1/39	450,000	699,723
Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	121,093
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23	680,727	704,320
5.10% 6/1/33	1,670,000	1,918,392
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997 (Nat'l. Pub. Fin. Guarantee Corp. Insured) 7.425% 2/15/29	1,032,000	1,323,790
TOTAL MUNICIPAL SECURITIES (Cost $4,328,722)		4,767,318

Common Stocks – 0.1%
	Shares
ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
California Resources Corp. (h)	225	1,357
California Resources Corp. (h)	1,296	37,597
Denbury, Inc. (h)	28,577	1,915,231
Mesquite Energy, Inc. (h)	3,883	61,934
Sanchez Energy Corp. (d)(h)	1,370	21,851
TOTAL ENERGY		2,037,970
ENERGY EQUIPMENT & SERVICES – 0.0%
Energy Equipment & Services – 0.0%
Jonah Energy Parent LLC (h)	2,692	40,380
TOTAL COMMON STOCKS (Cost $1,158,133)		2,078,350

Bank Loan Obligations – 0.1%
	Principal Amount
COMMUNICATION SERVICES – 0.0%
Wireless Telecommunication Services – 0.0%
Intelsat Jackson Holdings SA Term Loan B3 U.S. Prime + 4.750% 8.00% 11/27/23 (c)(e)(i)	510,000	517,507
Intelsat Jackson Holdings SA Term Loan B4 U.S. Prime + 5.500% 8.75% 1/2/24 (c)(e)(i)	45,000	45,756
TOTAL COMMUNICATION SERVICES		563,263
21	Quarterly Report

Schedule of Investments (Unaudited)–continued
Bank Loan Obligations – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – 0.1%
Hotels, Restaurants & Leisure – 0.1%
Golden Entertainment, Inc. Term Loan B 1 month U.S. LIBOR + 3.000% 3.75% 10/21/24 (c)(e)(i)	$ 570,000	565,725
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Sanchez Energy Corp. DIP New Money Term Loan 1 month U.S. LIBOR + 10.000%, 1 month U.S. LIBOR + 8.000% 10.00% - 12.00% 5/11/22 (c)(d)(e)(i)	71,751	0
Sanchez Energy Corp. Roll Up Term Loan 1 month U.S. LIBOR + 5.250% 8.25% 5/11/22 (c)(d)(e)(i)	31,000	0
TOTAL ENERGY		0
INFORMATION TECHNOLOGY – 0.0%
Software – 0.0%
Ultimate Software Group, Inc. 2021 Term Loan 3 month U.S. LIBOR + 3.250 4.00% 5/4/26 (c)(e)(i)	218,902	219,175
TOTAL BANK LOAN OBLIGATIONS (Cost $1,420,230)		1,348,163

Money Market Fund – 10.5%
	Shares
Fidelity Cash Central Fund, 0.03% (j) (Cost $194,833,812)	194,795,836	194,834,796
TOTAL INVESTMENT IN SECURITIES – 102.2% (Cost $1,860,099,553)		1,895,153,525
NET OTHER ASSETS (LIABILITIES) – (2.2%)		(39,952,467)
NET ASSETS – 100.0%		$ 1,855,201,058

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $314,972,669 or 17.0% of net assets.
(b)	Non-income producing - Security is in default.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Level 3 security.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	A portion of the security sold on a delayed delivery basis.
(h)	Non-income producing.
(i)	Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
(j)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$113,220
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more
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third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Credit Risk
The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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25	Quarterly Report